STATEMENT OF CASH FLOWS - USD ($)	11 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income	$ 2,531,400	$ 2,531,400
Adjustments to reconcile net income to net cash used in operating activities:
Formation, general and administrative expenses paid by Sponsor under IPO Promissory Note – related party	1,089
Income earned on cash and marketable securities held in Trust Account	(4,392,100)
Changes in operating assets and liabilities:
Prepaid expenses	(90,729)
Due from related party	(5,089)
Accounts payable	107,053
Accrued expenses	962,012
Administrative services fee payable – related party	5,000
Net cash used in operating activities	(881,364)
Cash Flows from Investing Activities:
Purchase of treasury securities in Trust Account	(201,250,000)
Net cash used in investing activities	(201,250,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class A Ordinary Shares	201,250,000
Proceeds from sale of Private Placement Units	5,922,500
Payment of underwriting fees and reimbursements	(4,100,000)
Payment of IPO Promissory Note – related party	(203,557)
Excess cash contribution recorded under IPO Promissory Note – related party	167,147
Payment of offering costs	(343,913)
Net cash provided by financing activities	202,692,177
Net Change in Cash	560,813
Cash – Beginning of period	0
Cash – End of period	560,813	$ 560,813
Supplemental Non-Cash Investing and Financing Activities:
Deferred offering costs paid by Sponsor under IPO Promissory Note – related party	25,000
Prepaid expenses paid by Sponsor under IPO Promissory Note – related party	25,000
Initial fair value of Class A Ordinary Shares subject to possible redemption	183,626,033
Remeasurement of Class A Ordinary Shares subject to possible redemption	$ 22,016,067